UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  November 30, 2008

Date of reporting period:  November 30, 2008

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2008

PIA Funds
Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2008 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

Economic growth slowed dramatically with reported third quarter Gross Domestic Product (GDP) down -0.5% making the year over year total through September a weak +0.7%. This number compares to a year over year September 2007 GDP figure of +2.8%. The housing sector and consumer spending were the major contributors to this weakness. The Federal Reserve continued their easier monetary policy initiated in September 2007 when the Fed Funds rate was 4.5%. The Fed Funds rate was lowered during the period to 1%. Due to this economic weakness, yields fell on 6-month treasury bills by 293 basis points (bp) while yields on 5-year treasuries and 30-year treasuries declined by 146 and 94 bp, respectively.

We believe that the PIA BBB Bond Fund and the MBS Bond Fund provide our clients with a means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds.  PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Funds.

PIA BBB Bond Fund
The return of the BBB Fund for the twelve month period ending November 30 was a negative -13.58% compared to the Barclays Capital U.S. Baa Bond Index return of -13.59%. Economic weakness, volatility and other factors caused interest rate spreads on Baa rated corporate bonds over treasuries to widen significantly during the period…from 234 basis points to 750 basis points. The Fund’s return approximated the benchmark index due to a strategy having a broad diversification of BBB issuers, industry sectors and range of maturities. The bonds held in the Fund represent close to one hundred different issuers.

PIA MBS Bond Fund
The return of the MBS Fund for the period ending November 30 was 6.64% compared to the Barclays Capital U.S. MBS Fixed Rate Index return of 6.94%. The Fund’s return approximated the benchmark index due to broad diversification of coupon and sector selection. Increased volatility led to a modestly lower rate of return.

Please take a moment to review your Fund(s)’ statement of assets and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2009.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Please refer to the following page for important disclosure information.

PIA Funds
Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Barclays Capital U.S. Baa Bond Index, formerly known as the Lehman Brothers U.S. Baa Credit Index, is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Barclays Capital U.S. MBS Fixed Rate Index (The MBS Index), formerly known as the Lehman Brothers U.S. MBS Fixed Rate Index, is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 1/09

PIA Funds

PIA BBB Bond Fund Comparison of the change in value of a $10,000 investment in the PIA BBB Bond Fund vs the Barclays Capital U.S. Baa Bond Index and the Barclays Capital U.S. Baa Corporate Index

Average Annual Total Return*	1 Year	5 Years	Since Inception**
PIA BBB Bond Fund	-13.58%	0.33%	0.18%
Barclays Capital U.S. Baa Bond Index	-13.59%	0.61%	0.78%
Barclays Capital U.S. Baa Corporate Index	-13.88%	0.35%	0.32%

Total Annual Fund Operating Expenses – 0.60%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, September 25, 2003.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

**
The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 following a $200,000 investment by the Adviser (Pacific Income Advisers – PIA).  The Fund remained invested primarily in U.S. Treasury securities until mid January 2004 when PIA clients commenced investing in the Fund.  At that time, the Fund began investing in BBB rated bonds. U.S. Treasury securities held in the Fund provided a lower return than BBB rated bonds for the period from inception to January 13, 2004 (1.62% for the Fund compared to 3.95% for the Barclays Capital U.S. Baa Bond Index) as Baa spreads over Treasuries narrowed from 166 basis points to 136 basis points.

PIA Funds

Effective November 3, 2008 the Lehman Brothers U.S. Baa Credit Index was renamed the Barclays Capital U.S. Baa Bond Index and the Lehman Brothers Baa Corporate Index was renamed the Barclays Capital U.S. Baa Corporate Index.

The Barclays Capital U.S. Baa Bond Index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s, S&P, and Fitch.  If only two of the three agencies rate the security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

The Barclays Capital U.S. Baa Corporate Index includes only corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s, S&P, and Fitch.  If only two of the three agencies rate the security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

**
The since inception returns for the Fund and the Barclays Capital U.S. Baa Bond Index are from September 25, 2003 through November 30, 2008.  The since inception return for the Barclays Capital U.S. Baa Corporate Index is from September 30, 2003 through November 30, 2008.

PIA Funds

PIA MBS Bond Fund Comparison of the change in value of a $10,000 investment in the PIA MBS Bond Fund vs the Barclays Capital U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	Since Inception
PIA MBS Bond Fund	6.64%	6.48%
Barclays Capital U.S. MBS Fixed Rate Index	6.94%	6.57%

Total Annual Fund Operating Expenses - 0.58%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

Effective November 3, 2008 the Lehman Brothers U.S. MBS Fixed Rate Index was renamed the Barclays Capital U.S. MBS Fixed Rate Index.  The Barclays Capital U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2008
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/08 – 11/30/08).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/08	Value 11/30/08	Period 6/1/08 – 11/30/08*
PIA BBB Bond Fund
Actual	$1,000.00	$ 867.30	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,045.60	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00

*
Expenses are equal to the Funds’ annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

PIA Funds
PIA BBB Bond Fund
Allocation of Portfolio Assets – November 30, 2008
(Unaudited)

Investments by Sector
As a Percentage of Net Assets

PIA Funds
PIA MBS Bond Fund
Allocation of Portfolio Assets – November 30, 2008
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008

Principal Amount		Value
CORPORATE BONDS & NOTES 94.4%
Aerospace/Defense 0.6%
	Northrup Grumman Corp.
$870,000	7.75%, due 2/15/31	$949,272
Agricultural Chemicals 0.5%
	Potash Corporation
	of Saskatchewan
1,000,000	5.875%, due 12/1/36	788,921
Appliances 1.0%
	Whirlpool Corp.
1,900,000	5.50%, due 3/1/13	1,631,785
Banks 0.2%
	Capital One Financial Corp.
500,000	6.15%, due 9/1/16	332,828
Beverages 0.7%
	Anheuser-Busch Companies, Inc.
1,000,000	5.50%, due 1/15/18	876,439
350,000	6.45%, due 9/1/37	286,748
		1,163,187
Building Materials 0.6%
	Masco Corp.
1,500,000	5.85%, due 3/15/17	1,027,779
Construction 0.7%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16	1,212,235
Consumer Products 1.0%
	Clorox Co.
1,900,000	5.95%, due 10/15/17	1,707,560
Diversified Financial Services 0.6%
	Block Financial LLC
1,000,000	7.875%, due 1/15/13	933,821
Diversified Manufacturing 0.7%
	Ingersoll-Rand Global
	Holding Company Ltd.
500,000	6.875%, due 8/15/18	458,208
	Tyco Electronics Group SA
500,000	6.00%, due 10/1/12	467,092
	Tyco International Group SA
300,000	6.00%, due 11/15/13	260,048
		1,185,348
Electric Utilities 12.3%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,424,323
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11	992,324
	Constellation Energy Group
700,000	7.00%, due 4/1/12	677,285
	Consumers Energy
1,750,000	5.50%, due 8/15/16	1,577,326
	Dominion Resources, Inc.
2,100,000	5.15%, due 7/15/15	1,827,296
	DTE Energy Co.
1,850,000	7.05%, due 6/1/11	1,834,367
	Exelon Corp.
1,600,000	6.75%, due 5/1/11	1,535,694
650,000	5.625%, due 6/15/35	378,181
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11	1,009,816
525,000	7.375%, due 11/15/31	432,836
	Indiana Michigan Power
900,000	6.05%, due 3/15/37	693,943
	MidAmerican Energy Holdings Co.
1,950,000	6.125%, due 4/1/36	1,550,225
	NiSource Finance Corp.
950,000	5.40%, due 7/15/14	738,349
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32	205,056
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11	1,120,944
	Progress Energy, Inc.
1,716,000	7.10%, due 3/1/11	1,707,798
	PSEG Power, LLC
1,600,000	7.75%, due 4/15/11	1,624,614

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Principal Amount		Value
Electric Utilities 12.3% (continued)
	Puget Sound Energy, Inc.
$1,375,000	6.274%, due 3/15/37	$1,100,419
		20,430,796
Electronic Parts 0.9%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14	1,485,121
Finance 1.6%
	American General Finance Corp.
2,000,000	5.375%, due 10/1/12	825,438
	SLM Corp.
1,550,000	4.50%, due 7/26/10	1,306,845
700,000	5.375%, due 5/15/14	492,403
		2,624,686
Food 4.9%
	ConAgra Foods, Inc.
500,000	7.875%, due 9/15/10	507,897
	General Mills, Inc.
1,000,000	6.00%, due 2/15/12	1,010,203
	Kraft Foods, Inc.
1,100,000	6.25%, due 6/1/12	1,092,738
1,575,000	6.50%, due 8/11/17	1,501,068
1,100,000	6.875%, due 2/1/38	966,969
	Kroger Co.
1,150,000	6.20%, due 6/15/12	1,150,635
350,000	6.15%, due 1/15/20	313,902
	Safeway, Inc.
950,000	6.50%, due 3/1/11	935,227
700,000	6.35%, due 8/15/17	652,123
		8,130,762
Forest Products & Paper 1.2%
	International Paper Co.
1,800,000	7.95%, due 6/15/18	1,415,039
	Weyerhaeuser Co.
250,000	6.75%, due 3/15/12	214,450
425,000	7.375%, due 3/15/32	283,537
		1,913,026
Health Care 2.3%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12	1,557,100
	Humana Inc.
600,000	7.20%, due 6/15/18	493,911
	McKesson Corp.
1,800,000	5.25%, due 3/1/13	1,689,282
		3,740,293
Hotels 0.9%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13	1,466,519
Insurance 1.3%
	CIGNA Corp.
900,000	6.35%, due 3/15/18	692,976
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15	712,839
	MetLife, Inc.
625,000	6.40%, due 12/15/36	338,059
	Willis North America Inc.
500,000	6.20%, due 3/28/17	365,643
		2,109,517
Media 12.5%
	CBS Corp.
1,175,000	7.70%, due 7/30/10	1,099,365
300,000	7.875%, due 7/30/30	193,939
	Comcast Cable
	Communications, Inc.
2,550,000	8.375%, due 3/15/13	2,549,281
	Comcast Corp.
2,100,000	6.50%, due 1/15/17	1,898,179
2,300,000	7.05%, due 3/15/33	1,974,191
	Cox Communications, Inc.
1,625,000	7.125%, due 10/1/12	1,543,992
	News America, Inc.
2,400,000	6.20%, due 12/15/34	1,823,851

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Principal Amount		Value
Media 12.5% (continued)
	Time Warner Entertainment
	Company, L.P.
$2,250,000	8.875%, due 10/1/12	$2,235,076
875,000	8.375%, due 7/15/33	754,107
	Time Warner, Inc.
1,480,000	9.125%, due 1/15/13	1,442,794
2,000,000	7.625%, due 4/15/31	1,723,502
2,375,000	7.70%, due 5/1/32	2,059,301
	Viacom, Inc.
900,000	6.25%, due 4/30/16	747,275
800,000	6.875%, due 4/30/36	579,741
		20,624,594
Medical 0.4%
	Cardinal Health, Inc.
700,000	6.75%, due 2/15/11	687,266
Metals 1.2%
	Alcoa Inc.
1,000,000	5.55%, due 2/1/17	731,369
950,000	5.95%, due 2/1/37	581,222
	United States Steel Corp.
1,000,000	7.00%, due 2/1/18	631,254
		1,943,845
Mining 1.9%
	Freeport-McMoran C&G
1,900,000	8.375%, due 4/1/17	1,350,794
	Vale Overseas Limited
1,100,000	6.25%, due 1/23/17	1,001,337
925,000	6.875%, due 11/21/36	755,806
		3,107,937
Office Equipment 0.8%
	Xerox Corp.
1,850,000	6.40%, due 3/15/16	1,333,774
Oil & Gas 11.3%
	Anadarko Petroleum Corp.
1,375,000	5.95%, due 9/15/16	1,206,169
850,000	6.45%, due 9/15/36	659,655
	Canadian Natural Resources
700,000	6.00%, due 8/15/16	605,711
850,000	6.50%, due 2/15/37	659,579
	Devon Energy Corp.
625,000	7.95%, due 4/15/32	623,261
	Devon Financing Corp., U.L.C.
599,000	6.875%, due 9/30/11	601,532
	Encana Corp.
700,000	6.50%, due 8/15/34	541,082
	Encana Holdings Financial Corp.
500,000	5.80%, due 5/1/14	443,569
	Energy Transfer Partners
1,000,000	5.95%, due 2/1/15	848,240
	Enterprise Products
550,000	5.60%, due 10/15/14	467,935
400,000	6.65%, due 10/15/34	280,933
	Hess Corp.
500,000	6.65%, due 8/15/11	475,825
450,000	7.875%, due 10/1/29	402,846
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14	711,350
1,200,000	5.80%, due 3/15/35	779,281
	Marathon Oil Corp.
500,000	5.90%, due 3/15/18	418,026
400,000	6.60%, due 10/1/37	296,127
	Nexen, Inc.
500,000	6.40%, due 5/15/37	362,330
	Pemex Master Trust
900,000	9.125%, due 10/13/10	938,250
900,000	6.625%, due 6/15/35	681,131
	Petro-Canada
600,000	5.95%, due 5/15/35	389,813
	Petrobras International Finance Co.
1,425,000	5.875%, due 3/1/18	1,240,564
	Talisman Energy
550,000	6.25%, due 2/1/38	387,684

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Principal Amount		Value
Oil & Gas 11.3% (continued)
	Transocean Inc.
$1,300,000	6.00%, due 3/15/18	$1,152,844
500,000	6.80%, due 3/15/38	426,148
	Valero Energy Corp.
500,000	6.875%, due 4/15/12	489,803
500,000	6.625%, due 6/15/37	375,718
	Weatherford International Ltd.
750,000	6.50%, due 8/1/36	543,761
	XTO Energy, Inc.
1,300,000	5.00%, due 1/31/15	1,136,030
750,000	6.375%, due 6/15/38	586,743
		18,731,940
Pharmaceuticals 0.6%
	Schering-Plough Corp.
1,150,000	6.55%, due 9/15/37	1,018,234
Pipelines 2.9%
	ONEOK, Inc.
1,600,000	5.20%, due 6/15/15	1,361,638
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12	333,465
	Tennessee Gas Pipeline
800,000	7.50%, due 4/1/17	685,983
500,000	7.00%, due 10/15/28	360,666
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32	806,126
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11	432,757
1,100,000	8.75%, due 3/15/32	804,607
		4,785,242
Real Estate Investment Trusts 1.6%
	Avalonbay Communities
350,000	5.50%, due 1/15/12	282,407
	Boston Properties, LP
300,000	6.25%, due 1/15/13	236,645
	Camden Property Trust
550,000	5.70%, due 5/15/17	259,535
	ERP Operating LP
1,000,000	5.25%, due 9/15/14	720,904
	Health Care Properties
500,000	6.00%, due 1/30/17	282,809
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14	488,320
	Hospitality Properties Trust
250,000	5.625%, due 3/15/17	128,242
	ProLogis
800,000	5.75%, due 4/1/16	313,963
		2,712,825
Retail 4.3%
	CVS/Caremark Corp.
1,800,000	5.75%, due 6/1/17	1,565,289
	Home Depot, Inc.
2,400,000	5.25%, due 12/16/13	2,087,678
350,000	5.875%, due 12/16/36	226,925
	J.C. Penney Co., Inc.
1,025,000	8.00%, due 3/1/10	928,298
525,000	6.375%, due 10/15/36	320,830
	Limited Brands, Inc.
1,000,000	6.90%, due 7/15/17	573,006
	Macy’s Retail Holdings, Inc.
1,500,000	5.35%, due 3/15/12	1,051,331
650,000	6.375%, due 3/15/37	341,810
		7,095,167
Sovereign 9.8%
	Federal Republic of Brazil
2,850,000	11.00%, due 1/11/12	3,234,750
2,775,000	6.00%, due 1/17/17	2,539,125
3,500,000	7.125%, due 1/20/37	3,272,500
	Republic of Peru
600,000	8.375%, due 5/3/16	616,500
1,000,000	6.55%, due 3/14/37	790,000
	United Mexican States
800,000	8.375%, due 1/14/11	866,000
2,550,000	5.875%, due 1/15/14	2,435,250
2,708,000	6.75%, due 9/27/34	2,437,200
		16,191,325

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Principal Amount		Value
Technology 0.5%
	Motorola, Inc.
$500,000	8.00%, due 11/1/11	$452,676
500,000	6.625%, due 11/15/37	309,256
		761,932
Telecommunications 9.6%
	British Telecom PLC
1,175,000	8.625%, due 12/15/10	1,173,579
1,250,000	9.125%, due 12/15/30	1,176,624
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17	1,225,836
	Deutsche Telekom
	International Finance
1,200,000	8.50%, due 6/15/10	1,206,652
1,400,000	8.75%, due 6/15/30	1,327,817
	Embarq Corp.
950,000	7.082%, due 6/1/16	675,387
600,000	7.995%, due 6/1/36	342,614
	Koninklijke KPN NV
745,000	8.00%, due 10/1/10	742,532
	Qwest Corp.
1,400,000	8.875%, due 3/15/12	1,162,000
600,000	6.875%, due 9/15/33	361,500
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14	896,704
	Telecom Italia Capital
2,675,000	5.25%, due 11/15/13	2,035,081
1,325,000	6.375%, due 11/15/33	823,417
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10	1,545,207
1,350,000	8.25%, 9/15/30	1,238,421
		15,933,371
Textiles 0.2%
	Mohawk Industries Inc.
350,000	6.125%, due 1/15/16	274,994
Tobacco 0.8%
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17	1,338,386
Transportation 2.8%
	Burlington Northern Santa Fe
600,000	6.75%, due 7/15/11	604,102
1,250,000	6.15%, due 5/1/37	1,036,940
	CSX Corp.
1,000,000	5.60%, due 5/1/17	844,942
640,000	7.95%, due 5/1/27	597,635
	Norfolk Southern Corp.
775,000	7.05%, due 5/1/37	762,974
	Union Pacific Corp.
1,000,000	6.15%, due 5/1/37	814,844
		4,661,437
Utilities – Natural Gas 1.0%
	Sempra Energy
1,800,000	6.00%, due 2/1/13	1,681,852
Waste Disposal 0.2%
	Waste Management, Inc.
400,000	7.75%, due 5/15/32	330,958
Total Corporate Bonds & Notes
(cost $188,049,479)		156,048,535
U.S. GOVERNMENT
INSTRUMENTALITIES 2.2%
U.S. Treasury Bonds 1.9%
	U.S. Treasury Bond
1,600,000	3.875%, due 5/15/18	1,727,626
1,200,000	4.50%, due 5/15/38	1,420,032
		3,147,658
U.S. Treasury Notes 0.3%
	U.S. Treasury Note
500,000	4.625%, due 7/31/12	559,805
Total U.S. Government Instrumentalities
(cost $3,554,809)		3,707,463

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Shares	Value
SHORT-TERM INVESTMENTS 1.1%
1,864,131	AIM STIT -
Treasury Portfolio	$1,864,131
Total Short-Term Investments
(cost $1,864,131)	1,864,131
Total Investments
(cost $193,468,419)	97.7%	161,620,129
Other Assets less Liabilities	2.3%	3,732,192
TOTAL NET ASSETS	100.0%	$165,352,321

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2008

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 96.5%
U.S. Government Agencies 96.5%
	FHLMC Pool
$292,121	4.50%, due 5/1/20, #G18052	$291,965
331,370	4.50%, due 3/1/21, #G18119	330,675
319,569	5.00%, due 3/1/21, #G18105	322,893
361,240	4.50%, due 5/1/21, #J01723	360,482
305,126	6.00%, due 6/1/21, #G18124	311,269
839,433	4.50%, due 9/1/21, #G12378	838,984
445,045	5.00%, due 11/1/21, #G18160	449,675
294,175	5.00%, due 2/1/22, #G12522	297,235
463,895	5.00%, due 2/1/22, #J04411	468,549
1,015,490	5.50%, due 3/1/22, #G12577	1,032,106
499,233	5.00%, due 7/1/22, #J05243	504,241
42,586	5.50%, due 5/1/35, #B31639	43,258
1,191,219	5.00%, due 8/1/35, #A36351	1,199,063
1,021,837	5.00%, due 10/1/35, #G01940	1,028,566
1,093,433	6.00%, due 1/1/36, #A42208	1,118,194
102,912	7.00%, due 1/1/36, #G02048	106,404
1,626,132	5.50%, due 2/1/36, #G02031	1,651,777
650,202	7.00%, due 8/1/36, #G08148	672,134
884,222	6.50%, due 9/1/36, #A54908	911,005
845,317	6.50%, due 11/1/36, #A54094	870,921
2,073,446	5.50%, due 2/1/37, #A57840	2,105,821
3,766,256	5.00%, due 5/1/37, #A60268	3,788,702
1,321,808	5.00%, due 6/1/37, #G03094	1,329,685
3,523,751	5.50%, due 6/1/37, #A61982	3,578,219
3,565,952	6.00%, due 6/1/37, #A62176	3,645,589
3,409,500	6.00%, due 6/1/37, #A62444	3,485,643
507,395	5.00%, due 7/1/37, #A63187	510,419
2,751,854	5.50%, due 8/1/37, #G03156	2,794,391
394,868	6.50%, due 8/1/37, #A70413	406,767
63,616	7.00%, due 8/1/37, #A70079	65,761
750,003	7.00%, due 9/1/37, #A65171	773,115
109,722	7.00%, due 9/1/37, #A65335	113,103
64,543	7.00%, due 9/1/37, #A65670	66,532
619,782	7.00%, due 9/1/37, #A65780	638,882
51,462	7.00%, due 9/1/37, #A65941	53,048
26,916	7.00%, due 9/1/37, #A66041	27,745
718,080	7.00%, due 9/1/37, #G03207	742,301
400,531	6.50%, due 11/1/37, #A68726	412,601
601,408	5.50%, due 5/1/38, #A77265	610,704
1,029,787	5.50%, due 5/1/38, #G04215	1,045,705
	FNMA Pool
301,658	4.50%, due 10/1/20, #842732	302,439
521,618	4.50%, due 12/1/20, #813954	522,969
271,942	4.50%, due 2/1/21, #845437	272,647
409,566	5.00%, due 2/1/21, #865191	415,171
217,400	5.00%, due 5/1/21, #879112	220,137
608,340	4.50%, due 7/1/21, #845515	608,964
336,279	5.50%, due 10/1/21, #905090	342,727
402,401	5.00%, due 2/1/22, #900946	407,466
588,165	6.00%, due 2/1/22, #912522	601,583
901,584	5.00%, due 6/1/22, #937709	912,601
460,241	5.00%, due 7/1/22, #938033	465,865
382,289	5.00%, due 7/1/22, #944887	386,960
884,355	5.50%, due 7/1/22, #905040	900,571
14,891	7.00%, due 8/1/32, #650101	15,608
276,954	7.00%, due 6/1/35, #821610	288,833
135,969	7.00%, due 7/1/35, #826251	141,802
203,943	7.00%, due 9/1/35, #842290	212,690
90,954	4.50%, due 11/1/35, #256032	89,708
254,109	5.00%, due 12/1/35, #852482	256,100
558,121	5.00%, due 1/1/36, #866592	562,494
66,729	7.00%, due 2/1/36, #865190	69,591
139,639	7.00%, due 4/1/36, #887709	145,621
2,746,972	5.00%, due 5/1/36, #745515	2,768,494
579,848	5.00%, due 5/1/36, #867439	584,209
214,389	6.50%, due 7/1/36, #897100	220,689
290,026	7.00%, due 7/1/36, #887793	302,450
752,616	6.00%, due 8/1/36, #892925	770,012
1,665,594	6.50%, due 8/1/36, #878187	1,714,540
712,149	5.00%, due 9/1/36, #893621	717,507
586,216	7.00%, due 9/1/36, #900964	611,327
842,016	5.50%, due 10/1/36, #831845	856,874
804,266	5.50%, due 10/1/36, #893087	818,458

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Shares/Principal Amount			Value
U.S. Government Agencies 96.5% (continued)
	FNMA Pool (continued)
$1,113,781	6.00%, due 10/1/36, #897174		$1,139,525
960,238	5.50%, due 12/1/36, #256513		977,182
9,501	6.50%, due 12/1/36, #920162		9,780
329,062	7.00%, due 1/1/37, #256567		343,158
554,006	5.00%, due 2/1/37, #908612		558,056
1,684,120	5.50%, due 2/1/37, #256597		1,713,836
799,455	6.00%, due 2/1/37, #909357		817,888
35,124	7.00%, due 2/1/37, #915904		36,629
1,036,010	5.50%, due 3/1/37, #256636		1,054,070
939,949	6.50%, due 5/1/37, #917052		967,371
1,151,292	5.00%, due 6/1/37, #939485		1,159,708
6,593,750	5.50%, due 6/1/37, #918554		6,708,696
882,731	5.50%, due 6/1/37, #918705		898,119
3,912,206	6.00%, due 6/1/37, #888413		4,002,412
2,815,927	6.00%, due 6/1/37, #917129		2,880,856
610,323	7.00%, due 6/1/37, #256774		634,899
226,938	7.00%, due 6/1/37, #940234		236,076
951,624	5.00%, due 7/1/37, #939544		958,580
2,534,866	5.00%, due 7/1/37, #944534		2,554,296
819,982	6.50%, due 9/1/37, #946585		843,904
896,640	5.50%, due 10/1/37, #954939		912,271
1,217,810	6.00%, due 12/1/37, #965488		1,245,890
3,313,333	5.50%, due 2/1/38, #961691		3,370,762
1,202,256	6.00%, due 6/1/38, #984764		1,229,857
	GNMA Pool
62,259	7.00%, due 9/15/35, #647831		63,657
279,936	5.00%, due 10/15/35, #642220		282,722
229,610	5.00%, due 11/15/35, #550718		231,895
199,734	5.50%, due 11/15/35, #650091		203,719
157,914	5.50%, due 12/15/35, #646307		161,064
304,569	5.50%, due 4/15/36, #652534		310,407
417,675	6.50%, due 6/15/36, #652593		428,625
324,061	5.50%, due 7/15/36, #608993		330,273
856,199	6.50%, due 10/15/36, #646564		878,646
779,647	6.00%, due 11/15/36, #617294		797,407
694,458	6.50%, due 12/15/36, #618753		712,665
1,186,388	5.50%, due 2/15/37, #658419		1,208,946
1,955,174	6.00%, due 4/15/37, #668411		1,999,681
1,742,948	5.00%, due 8/15/37, #671463		1,758,114
1,322,905	6.00%, due 10/15/37, #664379		1,353,020
992,313	5.50%, due 8/15/38, #677224		1,011,180
996,732	5.50%, due 8/15/38, #691314		1,015,683
			104,512,761
Total Mortgage-Backed Securities
(cost $101,148,574)			104,512,761
U.S. GOVERNMENT
INSTRUMENTALITIES 1.9%
U.S. Treasury Notes 1.9%
	U.S. Treasury Note
2,000,000	2.75%, due 10/31/13		2,079,844
Total U.S. Government Instrumentalities
(cost $2,040,064)			2,079,844
SHORT-TERM INVESTMENTS 0.8%
838,834	Fidelity Institutional Money
	Market Government
	Portfolio - Class I		838,834
Total Short-Term Investments
(cost $838,834)			838,834
Total Investments
(cost $104,027,472)		99.2%	107,431,439
Other Assets less Liabilities		0.8%	905,469
TOTAL NET ASSETS		100.0%	$108,336,908

FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2008

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $193,468,419 and $104,027,472, respectively)	$161,620,129	$107,431,439
Receivable for fund shares sold	206,752	2,457
Receivable for securities sold	477,772	76,256,797
Interest receivable	3,279,754	490,948
Due from investment adviser (Note 3)	26,299	28,965
Prepaid expenses	14,007	11,703
Total assets	165,624,713	184,222,309

Liabilities:
Payable for securities purchased	—	75,815,781
Payable for fund shares redeemed	211,729	662
Administration fees	4,004	3,862
Custody fees	3,807	6,992
Transfer agent fees and expenses	14,566	16,963
Fund accounting fees	12,073	13,146
Audit fees	18,181	18,180
Chief Compliance Officer fee	751	667
Accrued expenses	7,281	9,148
Total liabilities	272,392	75,885,401
Net Assets	$165,352,321	$108,336,908

Net Assets Consist of:
Paid-in capital	$206,537,536	$98,483,867
Undistributed net investment income	397,280	523,813
Accumulated net realized gain/(loss) on investments	(9,734,205)	5,925,261
Net unrealized appreciation/(depreciation) on investments	(31,848,290)	3,403,967
Net Assets	$165,352,321	$108,336,908

Net Asset Value, Offering Price and Redemption Price Per Share	$7.76	$10.35

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	21,319,417	10,466,182

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2008

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$11,352,120	$12,423,835
Total investment income	11,352,120	12,423,835

Expenses:
Transfer agent fees and expenses (Note 3)	91,304	96,782
Fund accounting fees (Note 3)	74,620	90,615
Administration fees (Note 3)	43,116	56,607
Registration fees	33,456	45,709
Custody fees (Note 3)	19,676	45,837
Audit fees	18,180	18,179
Miscellaneous	13,649	20,172
Trustees’ fees	12,673	13,950
Insurance	12,238	21,015
Legal fees	10,865	14,533
Reports to shareholders	4,323	5,488
Chief Compliance Officer fee (Note 3)	3,827	4,913
Total expenses	337,927	433,800
Less: Expense reimbursement from adviser (Note 3)	(337,927)	(433,800)
Net expenses	—	—
Net investment income	11,352,120	12,423,835

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(6,565,225)	6,045,813
Net change in unrealized appreciation/(depreciation) on investments	(31,230,503)	(3,680,974)
Net gain/(loss) on investments	(37,795,728)	2,364,839
Net increase/(decrease) in net assets resulting from operations	$(26,443,608)	$14,788,674

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2008	2007	2008	2007
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$11,352,120	$9,398,210	$12,423,835	$13,116,696
Net realized gain/(loss) on investments	(6,565,225)	(766,888)	6,045,813	(2,988)
Net change in unrealized
appreciation/(depreciation) on investments	(31,230,503)	(1,464,824)	(3,680,974)	5,579,638
Net increase/(decrease) in net assets
resulting from operations	(26,443,608)	7,166,498	14,788,674	18,693,346

Distributions Paid to Shareholders:
Distributions from net investment income	(11,021,212)	(9,368,394)	(12,086,183)	(12,977,897)
Distributions from net realized gain on investments	—	—	(83,997)	(20,848)
Total distributions	(11,021,212)	(9,368,394)	(12,170,180)	(12,998,745)

Capital Share Transactions:
Net proceeds from shares sold	49,177,141	192,585,195	52,179,955	292,873,989
Distributions reinvested	5,966,416	5,453,631	6,720,619	7,375,040
Payment for shares redeemed	(41,363,987)	(82,604,075)	(297,983,531)	(56,937,286)
Net increase/(decrease) in net assets
from capital share transactions	13,779,570	115,434,751	(239,082,957)	243,311,743
Total increase/(decrease) in net assets	(23,685,250)	113,232,855	(236,464,463)	249,006,344

Net Assets, Beginning of Year	189,037,571	75,804,716	344,801,371	95,795,027
Net Assets, End of Year	$165,352,321	$189,037,571	$108,336,908	$344,801,371
Includes Undistributed Net Investment Income of	$397,280	$66,372	$523,813	$65,792

Transactions in Shares:
Shares sold	5,465,657	20,017,027	5,094,959	29,098,707
Shares issued on reinvestment of distributions	670,238	574,736	658,381	733,492
Shares redeemed	(4,646,389)	(8,586,664)	(28,936,497)	(5,634,074)
Net increase/(decrease) in shares outstanding	1,489,506	12,005,099	(23,183,157)	24,198,125

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.53	$9.69	$9.62	$9.94	$9.93

Income From Investment Operations:
Net investment income	0.55	0.52	0.53	0.49	0.38
Net realized and unrealized gain/(loss) on investments	(1.79)	(0.16)	0.06	(0.31)	0.06
Total from investment operations	(1.24)	0.36	0.59	0.18	0.44

Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.52)	(0.49)	(0.43)
Distributions from net realized gain on investments	—	—	—	(0.01)	—
Total distributions	(0.53)	(0.52)	(0.52)	(0.50)	(0.43)

Net asset value, end of year	$7.76	$9.53	$9.69	$9.62	$9.94

Total Return	(13.58)%	3.87%	6.44%	1.75%	4.57%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$165,352	$189,038	$75,805	$81,847	$49,228
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.18%	0.19%	0.22%	0.28%	0.72%
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.06%	5.65%	5.49%	5.09%	4.86%
Before expense reimbursement	5.88%	5.46%	5.27%	4.81%	4.14%
Portfolio turnover rate	39%	226%	112%	104%	202%

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

			February 28, 2006*
	Year Ended November 30,		through
	2008	2007	Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.25	$10.14	$10.00

Income From Investment Operations:
Net investment income	0.59	0.51	0.34
Net realized and unrealized gain on investments	0.07	0.11	0.13
Total from investment operations	0.66	0.62	0.47

Less Distributions:
Distributions from net investment income	(0.56)	(0.51)	(0.33)
Distributions from net realized gain on investments	(0.00)#	(0.00)#	—
Total distributions	(0.56)	(0.51)	(0.33)

Net asset value, end of period	$10.35	$10.25	$10.14

Total Return	6.64%	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$108,337	$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.19%	0.17%	0.48	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.33%	5.39%	5.46	%+
Before expense reimbursement	5.14%	5.22%	4.98	%+
Portfolio turnover rate	126%	139%	19	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2008

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended,  (the “1940 Act”) as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group or the Baa category by Moody’s Investors Services.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation –  Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value per share.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective May 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no material impact on either Fund’s net assets or results of operations.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts –  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2008, the MBS Bond Fund increased undistributed net investment income and decreased accumulated net realized gain on investments by $120,369.  The permanent differences primarily relate to paydown adjustments.

New Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Note 3 – Investment Advisory Fee and Other Transactions With Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser a fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.  For the year ended November 30, 2008, the Funds incurred no investment advisory fees.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets.  The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time.  The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2008, the Adviser absorbed Fund expenses in the amount of $337,927 and $433,800 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the year ended November 30, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $43,116 and $56,607 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the year ended November 30, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $74,620 and $90,615 in fund accounting fees, respectively and $84,047 and $85,875 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended November 30, 2008, the BBB Bond Fund and the MBS Bond Fund incurred $19,676 and $45,837 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended November 30, 2008, the BBB Bond Fund and the MBS Bond Fund were allocated $3,827 and $4,913 of the Chief Compliance Officer fee, respectively.

Note 4 – Purchases and Sales of Securities
For the year ended November 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $77,122,508 and $51,296,200, respectively, for the BBB Bond Fund and $263,761,454 and $494,112,499, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the year ended November 30, 2008 were $13,148,621 and $17,037,305, respectively, for the BBB Bond Fund and $23,179,038 and $31,856,053, respectively, for the MBS Bond Fund.

Note 5 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $50,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2008, the BBB Bond Fund did not draw upon the line of credit.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2008:

BBB Bond Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$161,620,129	$1,864,131	$159,755,998	$—
Total	$161,620,129	$1,864,131	$159,755,998	$—

MBS Bond Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$107,431,439	$838,834	$106,592,605	$—
Total	$107,431,439	$838,834	$106,592,605	$—

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

As of November 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$193,619,183	$104,027,472
Gross tax unrealized appreciation	$301,332	$3,403,967
Gross tax unrealized depreciation	(32,300,386)	—
Net tax unrealized appreciation/(depreciation)	(31,999,054)	3,403,967
Undistributed ordinary income	397,280	4,137,387
Undistributed long-term capital gain	—	2,311,687
Total distributable earnings	397,280	6,449,074
Other accumulated gains/(losses)	(9,583,441)	—
Total accumulated earnings/(losses)	$(41,185,215)	$9,853,041

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales.

The BBB Bond Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2013	2014	2015	2016	Total
BBB Bond Fund	$373,955	$1,819,397	$732,786	$6,657,303	$9,583,441

The tax character of distributions paid during the years ended November 30, 2007 and November 30, 2008 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2008	Nov. 30, 2007	Nov. 30, 2008	Nov. 30, 2007
Ordinary income	$11,021,212	$9,368,394	$12,116,422	$12,998,745
Long-term capital gains	—	—	53,758	—

The MBS Bond Fund has designated $53,758 as long-term capital gain dividend, pursuant to Internal Revenue Code section 852(b)(3).

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2008, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2008 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The MBS Bond Fund designated 0.25% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

PIA Funds
Report of Independent Registered Public Accounting Firm
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2008, and the related statements of operations for the year then ended, with respect to the PIA BBB Bond Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, with respect to the PIA MBS Bond Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from February 28, 2006 (commencement of operation) to November 30, 2006.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights of the PIA BBB Bond Fund for the year ended November 30, 2004 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2008, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 21, 2009

PIA Funds
Notice to Shareholders – November 30, 2008
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
Portfolios
in Fund
			Principal	Complex
		Term of Office	Occupation	Overseen	Other
Name, Address	Position with	and Length of	During Past	by	Directorships
and Age	the Trust	Time Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite term	Management Consultant;	4	Director, Sound
(age 87, dob 4/12/1921)		since	formerly Chairman,		Surgical
615 E. Michigan Street		February 1997.	CEO of Chicago Board		Technologies,
Milwaukee, WI 53202			Options Exchange (CBOE)		LLC; Trustee,
			and President of		Consulting
			Paine Webber.		Group Capital
Markets Funds
(Smith Barney)
(11 portfolios);
Trustee, The
UBS Funds
(57 portfolios).
James Clayburn LaForce	Trustee	Indefinite term	Dean Emeritus, John E.	4	Trustee, The
(age 79, dob 12/28/1928)		since	Anderson Graduate School		Payden Funds
615 E. Michigan Street		May 2002.	of Management, University of		(21 portfolios);
Milwaukee, WI 53202			California, Los Angeles.		Trustee, The
Metzler/Payden
Investment
Group
(6 portfolios);
Trustee, Arena
Pharmaceuticals.
Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	4	Trustee, The
(age 72, dob 6/18/1936)		since	Consultant and former		Forward Funds
615 E. Michigan Street		February 1997.	Executive Vice President and		(16 portfolios).
Milwaukee, WI 53202			Chief Operating Officer of ICI
Mutual Insurance Company
(until January 1997).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Number of
Portfolios
in Fund
			Principal	Complex
		Term of Office	Occupation	Overseen	Other
Name, Address	Position with	and Length of	During Past	by	Directorships
and Age	the Trust	Time Served	Five Years	Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	4	Trustee,
(age 74, dob 7/10/1934)		since	Hotchkis and Wiley Funds		E*TRADE
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Funds
Milwaukee, WI 53202					(6 portfolios).
George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	4	None.
(age 69, dob 10/8/1939)		since	President, Federal Home Loan
615 E. Michigan Street		February 1997.	Bank of San Francisco.
Milwaukee, WI 53202

Interested Trustee
Joe D. Redwine	Interested	Indefinite term	President, CEO, U.S. Bancorp	4	None.
(age 61, dob 7/9/1947)	Trustee	since	Fund Services, LLC since
615 E. Michigan Street		September 2008.	May 1991.
Milwaukee, WI 53202

Officers
Principal
		Term of Office	Occupation
Name, Address	Position with	and Length of	During Past
and Age	the Trust	Time Served	Five Years
Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC since
(age 61, dob 7/9/1947)	Chief Executive	since	May 1991.
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202
Douglas G. Hess	President and	Indefinite term	Vice President, Compliance and Administration, U.S. Bancorp
(age 41, dob 7/19/1967)	Principal	since	Fund Services, LLC since March 1997.
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer
Cheryl L. King	Treasurer and	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 47, dob 8/27/1961)	Principal	since	U.S. Bancorp Fund Services, LLC since October 1998.
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Principal
		Term of Office	Occupation
Name, Address	Position with	and Length of	During Past
and Age	the Trust	Time Served	Five Years
Robert M. Slotky	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 61, dob 6/17/1947)	Chief	since	since July 2001; Senior Vice President, Investment Company
2020 E. Financial Way	Compliance	September 2004.	Administration, LLC (May 1997 to July 2001).
Glendora, CA 91741	Officer,
AML Officer
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Vice President and Counsel, U.S. Bancorp Fund Services, LLC,
(age 43, dob 4/16/1965)		since	since May 2006; Senior Counsel, Wells Fargo Funds Management,
615 E. Michigan Street		June 2007.	LLC, May 2005 to May 2006; Senior Counsel, Strong Financial
Milwaukee, WI 53202			Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PIA Funds
Report of the Trust’s Special Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees
Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064
Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board
Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Annual Report

November 30, 2008

PIA Funds
Dear Shareholder:

We are pleased to provide you with this annual report for the period ended November 30, 2008 regarding the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Moderate Duration Bond Fund and the Short-Term Securities Fund.

During the 12 months ended November 30, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Moderate Duration Bond Fund	3.95%
PIA Short-Term Securities Fund	4.05%

Economic growth slowed dramatically with reported third quarter Gross Domestic Product (GDP) down -0.5% making the year over year total through September a weak +0.7%. This number compares to a year over year September 2007 GDP figure of +2.8%. The housing sector and consumer spending were the major contributors to this weakness. The Federal Reserve continued their easier monetary policy initiated in September 2007 when the Fed Funds rate was 4.5%. The Fed Funds rate was lowered during the period to 1%. Due to this economic weakness, yields fell on 6-month treasury bills by 293 basis points (bp) while yields on 5-year treasuries and 30-year treasuries declined by 146 and 94 bp, respectively.

The Moderate Duration Bond Fund’s return was higher than the benchmark index. An underweight in corporate bonds helped the performance along with a longer maturity structure. Interest rate spreads on corporate bonds over treasuries widened significantly during the period…from 203bp to 632bp. The benchmark index, the Barclays Capital U.S. Aggregate Bond Index, return was 1.74%.

The Short-Term Securities Fund had a slightly shorter maturity structure than the index and an overweight in short average life/floating rate government mortgage backed securities which underperformed treasuries. The benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index, was up 4.49% for the period.

Please take a moment to review your Fund(s)’ statement of assets and the results of operations for the twelve month period ended November 30. We look forward to reporting to you again with the semi-annual report dated May 2009.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual Fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Barclays Capital U.S. Aggregate Index (The Index), formerly known as the Lehman Brothers U.S. Aggregate Bond Index, is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index. Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 1/09

PIA Funds

PIA Moderate Duration Bond Fund Comparison of the change in value of a $10,000 investment in the PIA Moderate Duration Bond Fund vs the Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Moderate Duration Bond Fund	3.95%	4.36%	4.89%
Barclays Capital U.S. Aggregate Bond Index	1.74%	4.10%	5.28%

Total Annual Fund Operating Expenses – 1.62%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  The advisor has contractually agreed to waive fees indefinitely. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

Effective November 3, 2008 the Lehman Brothers U.S. Aggregate Bond Index was renamed the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA SHORT-TERM SECURITIES FUND Comparison of the change in value of a $10,000 investment in the PIA Short-Term Securities Fund vs the Merrill Lynch 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	4.05%	3.49%	3.98%
Merrill Lynch 1-Year U.S. Treasury Note Index	4.49%	3.59%	4.12%

Total Annual Fund Operating Expenses – 0.54%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  The advisor has contractually agreed to waive fees indefinitely. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2008
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/08 – 11/30/08).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreements for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/08	Value 11/30/08	Period 6/1/08 – 11/30/08*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,020.90	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,019.30	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77

*
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA Moderate Duration Bond Fund
Allocation of Portfolio Assets – November 30, 2008
(Unaudited)

Investments by Type
As a Percentage of Net Assets

PIA Funds
PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2008
(Unaudited)

Investments by Issuer
As a Percentage of Net Assets

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2008

Principal Amount		Value
CORPORATE BONDS & NOTES 14.5%
Aerospace/Defense 0.5%
	United Technologies Corp.
$100,000	4.375%, due 5/1/10	$100,528
Agriculture 0.6%
	Archer-Daniels-Midland Co.
150,000	5.375%, due 9/15/35	116,296
Auto Manufacturers 0.4%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11	83,762
Banks 1.0%
	Bank of America Corp.
125,000	5.125%, due 11/15/14	116,631
	Wells Fargo & Co.
100,000	4.375%, due 1/31/13	95,555
		212,186
Beverages 0.5%
	Constellation Brands, Inc.
125,000	8.375%, due 12/15/14	109,375
Brokers 0.8%
	Goldman Sachs Group Inc.
100,000	6.15%, due 4/1/18	81,726
	Morgan Stanley
100,000	6.625%, due 4/1/18	83,072
		164,798
Consumer Products 0.4%
	Clorox Co.
100,000	5.00%, due 1/15/15	88,279
Diversified Financial Services 0.9%
	General Electric Capital Corp.
100,000	5.00%, due 1/8/16	87,165
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09	95,831
		182,996
Electric Utilities 0.8%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15	87,014
	Duke Energy Carolinas
100,000	6.10%, due 6/1/37	88,640
		175,654
Food 1.2%
	ConAgra Foods, Inc.
125,000	6.75%, due 9/15/11	123,793
	Kroger Co.
125,000	6.80%, due 4/1/11	123,880
		247,673
Insurance 0.6%
	American International Group, Inc.
75,000	4.25%, due 5/15/13	50,989
	MetLife, Inc.
100,000	5.00%, due 6/15/15	82,380
		133,369
Media 1.3%
	News America, Inc.
100,000	5.30%, 12/15/14	90,272
	Time Warner, Inc.
100,000	6.75%, due 4/15/11	94,523
	Viacom, Inc.
100,000	6.25%, due 4/30/16	83,031
		267,826
Medical/Drugs 1.5%
	AstraZeneca PLC
100,000	5.40%, due 9/15/12	103,560
	GlaxoSmithKline
100,000	5.65%, due 5/15/18	96,557
	Wyeth
125,000	5.45%, due 4/1/17	118,300
		318,417

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Principal Amount		Value
Medical Instruments 0.5%
	Boston Scientific Corp.
$125,000	5.45%, due 6/15/14	$98,125
Mining 0.3%
	Rio Tinto Finance USA Ltd.
100,000	6.50%, due 7/15/18	68,835
Oil & Gas 1.1%
	Chesapeake Energy Corp.
150,000	7.625%, due 7/15/13	120,750
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12	103,418
		224,168
Retail 0.4%
	Target Corp.
100,000	7.00%, due 7/15/31	81,886
Telecommunications 1.3%
	BellSouth Corp.
100,000	6.00%, due 10/15/11	98,123
	Sprint Capital Corp.
120,000	8.375%, due 3/15/12	81,652
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	89,174
		268,949
Transportation 0.4%
	Union Pacific Corp.
100,000	5.65%, due 5/1/17	91,603
Total Corporate Bonds & Notes
(cost $3,345,204)		3,034,725
MORTGAGE-BACKED SECURITIES 36.5%
U.S. Government Agencies 36.5%
	FHLMC Pool
533,829	5.00%, due 3/1/22, #G18171	539,185
575,364	5.00%, due 5/1/23, #J07841	581,079
692,729	5.00%, due 8/1/23, #J08570	699,609
1,187,917	6.00%, due 7/1/37, #A63661	1,214,446
594,993	5.00%, due 12/1/37, #A73966	598,539
	FNMA Pool
1,500,000	5.00%, due 9/1/23, #990959	1,518,181
	FNMA TBA (a)
2,000,000	4.50%, due 12/1/23	2,000,000
	GNMA Pool
471,761	5.00%, due 2/15/22, #618803	485,634
		7,636,673
Total Mortgage-Backed Securities
(cost $7,515,385)		7,636,673
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 42.5%
U.S. Government Agencies 20.1%
	FFCB
500,000	4.875%, due 2/18/11	524,954
	FHLB
700,000	3.625%, due 5/29/13	713,826
	FHLMC
1,575,000	4.125%, due 9/27/13	1,646,908
150,000	6.25%, due 7/15/32	181,126
	FNMA
1,100,000	3.875%, due 7/12/13	1,138,971
		4,205,785
U.S. Treasury Bond (TIPS) 2.7%
	U.S. Treasury Bond (TIPS)
541,100	3.625%, due 4/15/28	574,666
U.S. Treasury Bonds 9.9%
	U.S. Treasury Bond
1,350,000	3.875%, due 5/15/18	1,457,684
515,000	4.50%, due 5/15/38	609,430
		2,067,114
U.S. Treasury Notes 9.8%
	U.S. Treasury Note
725,000	4.00%, due 4/15/10	757,908

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – November 30, 2008 (continued)

Shares/ Principal Amount			Value
U.S. Treasury Notes 9.8% (continued)
$1,200,000	4.50%, due 2/28/11		$1,294,219
			2,052,127
Total U.S. Government Agencies
and Instrumentalities
(cost $8,654,722)			8,899,692
RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (b)(c) (cost $0)		—

SHORT-TERM INVESTMENTS 15.2%
1,135,361	AIM STIT - Treasury Portfolio		1,135,361
2,042,736	Fidelity Institutional Money
	Market Government
	Portfolio - Class I		2,042,736
Total Short-Term Investments
(cost $3,178,097)			3,178,097
Total Investments
(cost $22,693,408)		108.7%	22,749,187
Liabilities less Other Assets		(8.7)%	(1,813,044)
TOTAL NET ASSETS		100.0%	$20,936,143

(a)	Security purchased on a when-issued basis. As of November 30, 2008, the total cost of investments purchased on a when-issued basis was $2,002,813 or 9.6% of total net assets.
(b)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of November 30, 2008, the security had a cost and value of $0 (0.0% of total net assets).

(c)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
FFCB	– Federal Farm Credit Bank
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2008

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 25.0%
U.S. Government Agencies 25.0%
	FHLMC ARM Pool (a)
$37,498	5.042%, due 8/1/15, #755204	$36,942
30,943	5.439%, due 2/1/22, #845113	30,930
69,763	5.75%, due 10/1/22, #635206	70,404
20,269	5.214%, due 6/1/23, #845755	20,226
15,407	5.597%, due 2/1/24, #609231	15,394
622,554	5.773%, due 1/1/25, #785726	627,595
53,458	6.320%, due 1/1/33, #1B0668	54,007
1,816,116	4.387%, due 10/1/34, #782784	1,785,310
	FNMA ARM Pool (a)
47,356	6.159%, due 7/1/25, #555206	48,101
409,156	5.652%, due 7/1/27, #424953	411,746
127,438	5.651%, due 3/1/28, #556438	127,543
196,745	5.276%, due 6/1/29, #508399	198,561
407,722	5.718%, due 4/1/30, #562912	410,338
117,906	5.155%, due 8/1/30, #556824	116,524
166,944	5.374%, due 10/1/30, #670317	165,656
16,600	5.152%, due 7/1/31, #592745	16,461
119,958	5.067%, due 9/1/31, #597196	120,087
35,107	4.902%, due 11/1/31, #610547	34,927
12,158	5.125%, due 4/1/32, #629098	12,101
1,582,248	4.943%, due 10/1/34, #795136	1,593,830
826,898	5.080%, due 10/1/35, #846171	832,123
1,976,630	4.948%, due 1/1/36, #849264	1,984,914
1,524,896	5.542%, due 8/1/37, #949772	1,581,213
1,430,335	5.755%, due 10/1/37, #955963	1,451,321
1,305,463	5.789%, due 11/1/37, #953653	1,321,465
1,594,096	5.965%, due 11/1/37, #948183	1,613,016
	FNMA Pool
18,917	11.00%, due 1/1/13, #415842	20,439
	GNMA II ARM Pool (a)
19,372	5.125%, due 11/20/21, #8871	19,308
122,256	5.125%, due 10/20/22, #8062	121,571
269,114	5.125%, due 11/20/26, #80011	266,850
57,604	5.125%, due 11/20/26, #80013	57,224
31,014	5.125%, due 12/20/26, #80021	30,741
16,419	5.375%, due 1/20/27, #80029	16,221
261,505	4.625%, due 7/20/27, #80094	258,504
379,957	4.625%, due 8/20/27, #80104	375,445
16,234	5.125%, due 10/20/27, #80122	16,090
139,974	5.375%, due 1/20/28, #80154	138,250
273,635	5.125%, due 10/20/29, #80331	271,136
59,157	5.125%, due 11/20/29, #80344	58,592
		16,331,106
Total Mortgage-Backed Securities
(cost $16,363,526)		16,331,106
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 59.7%
U.S. Government Agencies 29.8%
	FHLB
5,500,000	3.875%, due 1/15/10	5,614,120
3,000,000	2.375%, due 4/30/10	3,016,770
	FHLMC
3,000,000	4.625%, due 12/19/08	3,005,319
750,000	4.75%, due 3/5/09	757,193
4,500,000	3.375%, due 4/15/09	4,538,633
	FNMA
2,500,000	3.875%, due 12/10/09	2,550,788
		19,482,823
U.S. Treasury Notes 29.9%
	U.S. Treasury Note
3,000,000	4.50%, due 2/15/09	3,027,891
2,100,000	4.50%, due 3/31/09	2,130,353
2,000,000	4.50%, due 4/30/09	2,033,594
2,600,000	4.625%, due 7/31/09	2,666,830
4,600,000	4.875%, due 8/15/09	4,731,174
2,100,000	4.00%, due 9/30/09	2,154,142
2,700,000	3.125%, due 11/30/09	2,761,174
		19,505,158
Total U.S. Government Agencies
and Instrumentalities
(cost $38,553,492)		38,987,981

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2008 (continued)

Shares/ Principal Amount			Value
SHORT-TERM INVESTMENTS 14.0%
2,590,587	Fidelity Institutional Money
	Market Government
	Portfolio - Class I		$2,590,587
	FHLMC Discount Note
$5,000,000	Zero Coupon, due 7/6/09		4,961,000
	FNMA Discount Note
1,600,000	Zero Coupon, due 11/2/09		1,576,107
Total Short-Term Investments
(cost $9,125,479)			9,127,694
Total Investments
(cost $64,042,497)		98.7%	64,446,781
Other Assets less Liabilities		1.3%	857,352
TOTAL NET ASSETS		100.0%	$65,304,133

(a)	Variable rate note. Rate shown reflects the rate in effect at November 30, 2008.
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2008

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value (cost $22,693,408 and $64,042,497, respectively)	$22,749,187	$64,446,781
Deposit of cash in segregated account	37,949	—
Receivable for securities sold	—	4,877
Receivable for fund shares sold	26,565	412,088
Interest receivable	162,499	533,262
Due from investment adviser (Note 3)	8,125	—
Prepaid expenses	10,385	8,154
Total assets	22,994,710	65,405,162

Liabilities:
Payable for fund shares redeemed	19,800	61,340
Payable for securities purchased	2,002,813	—
Distribution fees	1,676	—
Investment advisory fees	—	3,019
Administration fees	2,686	2,902
Custody fees	692	1,540
Transfer agent fees and expenses	3,081	2,976
Fund accounting fees	5,880	5,774
Audit fees	18,180	18,180
Legal fees	693	722
Chief Compliance Officer fee	566	534
Accrued expenses	2,500	4,042
Total liabilities	2,058,567	101,029
Net Assets	$20,936,143	$65,304,133

Net Assets Consist of:
Paid-in capital	$22,505,982	$66,140,578
Undistributed net investment income	32,694	54,393
Accumulated net realized loss on investments and futures contracts closed	(1,658,312)	(1,295,122)
Net unrealized appreciation on investments	55,779	404,284
Net Assets	$20,936,143	$65,304,133

Net Asset Value, Offering Price and Redemption Price Per Share	$18.99	$10.06

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	1,102,567	6,494,212

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2008

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$578,223	$2,287,764
Total investment income	578,223	2,287,764

Expenses:
Investment advisory fees (Note 3)	40,483	117,173
Fund accounting fees (Note 3)	34,263	35,231
Administration fees (Note 3)	28,390	32,664
Transfer agent fees and expenses (Note 3)	18,614	20,798
Audit fees	18,180	18,180
Registration fees	16,981	16,147
Distribution fees (Note 4)	13,494	—
Legal fees	10,042	10,791
Trustees’ fees	6,622	8,151
Insurance	4,793	4,369
Custody fees (Note 3)	4,731	10,281
Chief Compliance Officer fee (Note 3)	2,812	2,993
Miscellaneous	1,321	3,985
Reports to shareholders	1,152	5,871
Total expenses	201,878	286,634
Less: Expense waiver and reimbursement from adviser (Note 3)	(134,406)	(81,582)
Net expenses	67,472	205,052
Net investment income	510,751	2,082,712

Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts Closed:
Net realized gain/(loss) on:
Investments	177,217	40,518
Futures contracts closed	(74,811)	—
Net realized gain	102,406	40,518

Net change in unrealized appreciation/(depreciation) on investments	(98,137)	148,313
Net gain on investments and futures contracts closed	4,269	188,831
Net increase in net assets resulting from operations	$515,020	$2,271,543

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate
	Duration		Short-Term
	Bond Fund		Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2008	2007	2008	2007
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$510,751	$523,182	$2,082,712	$2,318,174
Net realized gain on investments
and futures contracts closed	102,406	166,817	40,518	28,133
Net change in unrealized
appreciation/(depreciation) on investments	(98,137)	138,292	148,313	296,361
Net increase in net assets resulting from operations	515,020	828,291	2,271,543	2,642,668

Distributions Paid to Shareholders:
Distributions from net investment income	(489,814)	(522,315)	(2,081,431)	(2,383,252)

Capital Share Transactions:
Net proceeds from shares sold	13,441,314	2,357,512	14,062,892	21,522,872
Distributions reinvested	280,150	255,947	1,953,826	2,263,973
Payment for shares redeemed	(3,570,936)	(8,285,167)	(4,738,988)	(11,375,057)
Net increase/(decrease) in net assets
from capital share transactions	10,150,528	(5,671,708)	11,277,730	12,411,788
Total increase/(decrease) in net assets	10,175,734	(5,365,732)	11,467,842	12,671,204

Net Assets, Beginning of Year	10,760,409	16,126,141	53,836,291	41,165,087
Net Assets, End of Year	$20,936,143	$10,760,409	$65,304,133	$53,836,291
Includes Undistributed Net Investment Income of	$32,694	$10,196	$54,393	$14,581

Transactions in Shares:
Shares sold	708,046	127,225	1,398,236	2,155,379
Shares issued on reinvestment of distributions	14,847	13,811	194,542	227,258
Shares redeemed	(188,340)	(444,735)	(471,281)	(1,139,064)
Net increase/(decrease) in shares outstanding	534,553	(303,699)	1,121,497	1,243,573

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Year Ended November 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$18.94	$18.50	$18.32	$18.59	$19.41

Income From Investment Operations:
Net investment income	0.69	0.84	0.82	0.68	0.74
Net realized and unrealized gain on
investments and futures contracts closed	0.04	0.44	0.17	(0.25)	(0.19)
Total from investment operations	0.73	1.28	0.99	0.43	0.55

Less Distributions:
Distributions from net investment income	(0.68)	(0.84)	(0.81)	(0.70)	(0.73)
Distributions from net realized gain on investments	—	—	—	—	(0.64)
Total distributions	(0.68)	(0.84)	(0.81)	(0.70)	(1.37)

Net asset value, end of year	$18.99	$18.94	$18.50	$18.32	$18.59

Total Return	3.95%	7.10%	5.58%	2.30%	2.94%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$20,936	$10,760	$16,126	$15,666	$14,403
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.47%
Before waivers and reimbursements	1.50%	1.62%	1.26%	1.28%	0.99%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	3.80%	4.50%	4.44%	3.67%	3.53%
Before waivers and reimbursements	2.80%	3.38%	3.68%	2.89%	3.01%
Portfolio turnover rate	366%	158%	231%	287%	316%

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Year Ended November 30,
	2008	2007	2006	2005	2004
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.02	$9.97	$9.96	$10.03	$10.15

Income From Investment Operations:
Net investment income	0.36	0.46	0.41	0.26	0.25
Net realized and unrealized gain/(loss) on investments	0.04	0.06	0.03	(0.04)	(0.12)
Total from investment operations	0.40	0.52	0.44	0.22	0.13

Less Distributions:
Distributions from net investment income	(0.36)	(0.47)	(0.43)	(0.29)	(0.25)
Distributions from net realized gain on investments	—	—	—	—	—
Total distributions	(0.36)	(0.47)	(0.43)	(0.29)	(0.25)

Net asset value, end of year	$10.06	$10.02	$9.97	$9.96	$10.03

Total Return	4.05%	5.40%	4.49%	2.23%	1.33%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$65,304	$53,836	$41,165	$49,888	$48,350
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements	0.49%	0.59%	0.63%	0.67%	0.66%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	3.56%	4.64%	4.04%	2.63%	1.88%
Before waivers and reimbursements	3.42%	4.40%	3.76%	2.31%	1.57%
Portfolio turnover rate	47%	55%	84%	47%	28%

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2008

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to maximize total return through investing in bonds while minimizing risk as compared to the market.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges.  NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price (“NOCP”).  If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices.  Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market.  Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. As of November 30, 2008, the Moderate Duration Fund held a fair valued security with a market value of $0 or 0% of total net assets.  Investments in other mutual funds are valued at their net asset value per share.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Repurchase Agreements – The Funds may enter into repurchase agreements.  A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future.  On a daily basis, the Funds’ custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement.  All collateral is held by the Funds’ custodian.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Futures Transactions – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed.  When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Fund’s statement of assets and liabilities.  Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective May 31, 2008, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no material impact on either Fund’s net assets or results of operations.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2008, the Funds made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Loss	Paid-in Capital
Moderate Duration Fund	$ 1,561	$ (1,561)	$—
Short-Term Fund	38,531	(38,531)	—

The permanent differences primarily relate to paydown adjustments.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

New Accounting Pronouncement – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Note 3 – Investment Advisory Fee and Other Transactions With Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $40,483 and $117,173 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended November 30, 2008, the Adviser reduced its fees and absorbed Fund expenses in the amount of $134,406 and $81,582 for the Moderate Duration Fund and the Short-Term Fund, respectively.  During the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund reimbursed the Adviser $18,377 and $41,750, respectively, for excess 12b-1 fees accrued over 12b-1 payments made. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	Moderate Duration Fund	Short-Term Fund
Year
2009	$118,908	$138,639
2010	129,792	119,302
2011	134,406	81,582
	$383,106	$339,523

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $28,390 and $32,664 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $34,263 and $35,231 in fund accounting fees, respectively, and $15,658 and $16,397 in transfer agent fees, respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund incurred $4,679 and $10,281 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended November 30, 2008, the Moderate Duration Fund and the Short-Term Fund were allocated $2,812 and $2,993 of the Chief Compliance Officer fee, respectively.

Note 4 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the year ended November 30, 2008.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended November 30, 2008, the Moderate Duration Fund paid the Distributor $13,494.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $23,490,434 and $15,970,212, respectively, for the Moderate Duration Fund and $11,831,329 and $17,984,575, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the year ended November 30, 2008 were $32,074,886 and $29,624,185, respectively, for the Moderate Duration Fund and $15,258,850 and $4,941,973, respectively, for the Short-Term Fund.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Note 6 – Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2008:

Moderate Duration Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$22,749,187	$3,178,097	$19,571,090	$—
Total	$22,749,187	$3,178,097	$19,571,090	$—
Short-Term Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$64,446,781	$2,590,587	$61,856,194	$—
Total	$64,446,781	$2,590,587	$61,856,194	$—

Note 7 – Line of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $3,250,000 and $18,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian,

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

U.S. Bank N.A.  For the year ended November 30, 2008, the Moderate Duration Fund had an outstanding average daily balance and weighted interest rate of $462 and 7.25%, respectively.  The maximum amount outstanding for the Moderate Duration Fund during the year ended November 30, 2008 was $41,000.  The Short-Term Fund did not draw upon its line of credit during the year ended November 30, 2008.

Note 8 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

As of November 30, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$22,739,718	$64,042,497
Gross tax unrealized appreciation	$396,673	$520,978
Gross tax unrealized depreciation	(387,204)	(116,694)
Net tax unrealized appreciation	9,469	404,284
Undistributed ordinary income	32,694	54,393
Undistributed long-term capital gain	—	—
Total distributable earnings	32,694	54,393
Other accumulated gains/(losses)	(1,612,002)	(1,295,122)
Total accumulated earnings/(losses)	$(1,569,839)	$(836,445)

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund and the Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2011	2012	2013	2014	2015	Total
Moderate Duration Fund	—	$1,450,842	—	$161,160	—	$1,612,002
Short-Term Fund	$523,330	326,612	$183,103	218,276	$43,801	1,295,122

The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 was as follows:

	Moderate Duration Fund		Short-Term Fund
	Nov. 30, 2008	Nov. 30, 2007	Nov. 30, 2008	Nov. 30, 2007
Ordinary income	$489,814	$522,315	$2,081,431	$2,383,252

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – November 30, 2008 (continued)

Note 9 – Other Tax Information (Unaudited)
For the year ended November 30, 2008, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2008 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA Moderate Duration Bond Fund
PIA Short-Term Securities Fund

We have audited the accompanying statements of assets and liabilities of PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended November 30, 2004 have been audited by other auditors, whose report dated January 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, as of November 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 21, 2009

PIA Funds
Notice to Shareholders – November 30, 2008
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)
Number of
Portfolios
in Fund
			Principal	Complex
		Term of Office	Occupation	Overseen	Other
Name, Address	Position with	and Length of	During Past	by	Directorships
and Age	the Trust	Time Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite term	Management Consultant;	4	Director, Sound
(age 87, dob 4/12/1921)		since	formerly Chairman,		Surgical
615 E. Michigan Street		February 1997.	CEO of Chicago Board		Technologies,
Milwaukee, WI 53202			Options Exchange (CBOE)		LLC; Trustee,
			and President of		Consulting
			Paine Webber.		Group Capital
Markets Funds
(Smith Barney)
(11 portfolios);
Trustee, The
UBS Funds
(57 portfolios).
James Clayburn LaForce	Trustee	Indefinite term	Dean Emeritus, John	4	Trustee, The
(age 79, dob 12/28/1928)		since	E. Anderson Graduate		Payden Funds
615 E. Michigan Street		May 2002.	School of Management,		(21 portfolios);
Milwaukee, WI 53202			University of California,		Trustee, The
			Los Angeles.		Metzler/Payden
Investment
Group
(6 portfolios);
Trustee, Arena
Pharmaceuticals.
Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	4	Trustee, The
(age 72, dob 6/18/1936)		since	Consultant and former		Forward Funds
615 E. Michigan Street		February 1997.	Executive Vice President		(16 portfolios).
Milwaukee, WI 53202			and Chief Operating Officer
of ICI Mutual Insurance
Company (until January 1997).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Number of
Portfolios
in Fund
			Principal	Complex
		Term of Office	Occupation	Overseen	Other
Name, Address	Position with	and Length of	During Past	by	Directorships
and Age	the Trust	Time Served	Five Years	Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	4	Trustee,
(age 74, dob 7/10/1934)		since	Hotchkis and Wiley Funds		E*TRADE
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Funds
Milwaukee, WI 53202					(6 portfolios).
George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	4	None.
(age 69, dob 10/8/1939)		since	President, Federal Home Loan
615 E. Michigan Street		February 1997.	Bank of San Francisco.
Milwaukee, WI 53202

Interested Trustee
Joe D. Redwine	Interested	Indefinite term	President, CEO, U.S. Bancorp	4	None.
(age 61, dob 7/9/1947)	Trustee	since	Fund Services, LLC since
615 E. Michigan Street		September 2008.	May 1991.
Milwaukee, WI 53202

Officers
Principal
		Term of Office	Occupation
Name, Address	Position with	and Length of	During Past
and Age	the Trust	Time Served	Five Years
Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC since
(age 61, dob 7/9/1947)	Chief Executive	since	May 1991.
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202
Douglas G. Hess	President and	Indefinite term	Vice President, Compliance and Administration, U.S. Bancorp
(age 41, dob 7/19/1967)	Principal	since	Fund Services, LLC since March 1997.
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer
Cheryl L. King	Treasurer and	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 47, dob 8/27/1961)	Principal	since	U.S. Bancorp Fund Services, LLC since October 1998.
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Principal
		Term of Office	Occupation
Name, Address	Position with	and Length of	During Past
and Age	the Trust	Time Served	Five Years
Robert M. Slotky	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC since
(age 61, dob 6/17/1947)	Chief	since	July 2001; Senior Vice President, Investment Company
2020 E. Financial Way	Compliance	September 2004.	Administration, LLC (May 1997 to July 2001).
Glendora, CA 91741	Officer,
AML Officer
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Vice President and Counsel, U.S. Bancorp Fund Services, LLC,
(age 43, dob 4/16/1965)		since	since May 2006; Senior Counsel, Wells Fargo Funds Management,
615 E. Michigan Street		June 2007.	LLC, May 2005 to May 2006; Senior Counsel, Strong Financial
Milwaukee, WI 53202			Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PIA Funds
Report of the Trust’s Special Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of Two New Trustees
Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064
Proposal No. 2. Ratification of the Prior Appointment of One Current Trustee of the Board
Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2008	FYE 11/30/2007
Audit Fees	$62,000	$58,800
Audit-Related Fees	N/A	N/A
Tax Fees	$10,800	$10,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008	FYE 11/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2008	FYE 11/30/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  1/29/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  1/29/09

* Print the name and title of each signing officer under his or her signature.